LONG-TERM DEBT - Stream obligation (Details) $ in Thousands		12 Months Ended
	Sep. 21, 2015 USD ($) $ / oz	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2018 USD ($)
Long-Term Debt
Repurchase of stream obligation		$ (237,000)
Loss (gain) on financial instruments at fair value		16,981	$ 34,926
Fair value gain due to the change in the Company's credit risk, net of tax recognized in OCI		5,543
Stream obligation
Long-Term Debt
Obligated payment	$ 20,000
Term (in years)	40 years
Repurchase of stream obligation				$ (237,000)
Change in fair value		(12,980)	(23,000)
Loss (gain) on financial instruments at fair value		20,574	23,000
Interest costs capitalised		0	$ 10,120
Fair value gain due to the change in the Company's credit risk		$ 7,594
Effective interest rate (as a percent)		9.50%
Stream obligation | Refined Gold
Long-Term Debt
Mineral obligation (in percent)	8.00%
Mineral (in ounces)	7,067,000
Price (per ounce) | $ / oz	400
Stream obligation | Refined Silver
Long-Term Debt
Mineral obligation (in percent)	8.00%
Mineral (in ounces)	26,297,000
Price (per ounce) | $ / oz	4